Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended		120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000023127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Growth Fund - A
Average Annual Return, Percent	5.07%	4.42%			10.30%
C000023126
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Growth Fund - L
C000127241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Growth Fund - I
C000023136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Multi-Sector Bond Fund - A
Average Annual Return, Percent	0.14%	0.41%			3.74%
C000169022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Multi-Sector Bond Fund - C
Average Annual Return, Percent	4.72%	1.10%		3.08%
C000023135
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Multi-Sector Bond Fund - L
C000085545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Multi-Sector Bond Fund - I
C000023132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Short Term Bond Fund - A
Average Annual Return, Percent	3.25%	1.82%			2.87%
C000023131
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Short Term Bond Fund - L
C000127242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Short Term Bond Fund - I
C000169010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Small Cap Fund - A
Average Annual Return, Percent	0.06%	1.47%	8.63%
C000169012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Small Cap Fund - L
C000169013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Yorktown Small Cap Fund - I
Without Sales Load [Member] | C000023127
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	5.67%			10.95%
Without Sales Load [Member] | C000023126
Average Annual Return [Line Items]
Average Annual Return, Percent	10.43%	4.61%			9.84%
Without Sales Load [Member] | C000127241
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	5.67%			10.95%
Without Sales Load [Member] | C000023136
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%	1.61%			4.35%
Without Sales Load [Member] | C000169022
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%	1.10%		3.08%
Without Sales Load [Member] | C000023135
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%	1.10%			3.84%
Without Sales Load [Member] | C000085545
Average Annual Return [Line Items]
Average Annual Return, Percent	6.69%	2.11%			4.87%
Without Sales Load [Member] | C000023132
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	2.28%			3.11%
Without Sales Load [Member] | C000023131
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%	1.63%			2.28%
Without Sales Load [Member] | C000127242
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	2.27%			3.09%
Without Sales Load [Member] | C000169010
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	2.68%	9.29%
Without Sales Load [Member] | C000169012
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	1.91%	8.46%
Without Sales Load [Member] | C000169013
Average Annual Return [Line Items]
Average Annual Return, Percent	6.39%	2.93%	9.55%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.40%	12.46%			13.31%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.40%	12.46%			13.31%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.40%	12.46%			13.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)			1.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)			1.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)			1.88%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	5.13%	2.04%			2.09%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	5.13%	2.04%			2.09%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	5.13%	2.04%			2.09%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.81%	6.16%	10.61%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.81%	6.16%	10.61%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.81%	6.16%	10.61%
MSCI ACWI SMID Cap Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Global Small/Mid Cap Index
Average Annual Return, Percent	21.59%	8.66%			11.05%
MSCI ACWI SMID Cap Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Global Small/Mid Cap Index
Average Annual Return, Percent	21.59%	8.66%			11.05%
MSCI ACWI SMID Cap Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Global Small/Mid Cap Index
Average Annual Return, Percent	21.59%	8.66%			11.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)			1.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)			1.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)			1.88%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.40%	12.46%	12.98%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.91%	3.01%	10.88%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.40%	12.46%	12.98%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.91%	3.01%	10.88%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.40%	12.46%	12.98%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.91%	3.01%	10.88%